Supplementary Oil and Gas Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Net Proved Oil and Natural Gas Reserves

YEAR ENDED DECEMBER 31, 2018

CONSTANT PRICES AND COSTS

	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and Proved Undeveloped Reserves (1)

December 31, 2017	41	7	138	5	76
Extensions & Discoveries	2	—	9	—	4
Improved Recovery & Infill Drilling	1	—	2	—	1
Technical Revisions	4	—	18	1	8
Acquisitions	—	—	—	—	—
Dispositions	(1)	—	(1)	—	(1)
Production	(4)	(2)	(22)	(1)	(11)

Change for the year	3	(2)	5	1	2

December 31, 2018	43	5	143	6	78

Developed	31	5	109	4	58
Undeveloped	13	—	34	2	20

Total (2)	43	5	143	6	78

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2017

CONSTANT PRICES AND COSTS

	Light and Medium Crude Oil (mmbbl)	Heavy Crude Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and Proved Undeveloped Reserves (1)

December 31, 2016	43	7	164	4	81
Extensions & Discoveries	2	—	14	1	5
Improved Recovery & Infill Drilling	1	1	2	—	3
Technical Revisions	5	1	60	3	19
Acquisitions	—	—	—	—	—
Dispositions	(7)	—	(76)	(1)	(21)
Production	(4)	(2)	(26)	(1)	(12)

Change for the year	(3)	—	(26)	2	(6)

December 31, 2017	41	7	138	5	76

Developed	32	5	119	4	62
Undeveloped	9	1	20	1	14

Total (2)	41	7	138	5	76

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved crude oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

Capitalized Costs

CAPITALIZED COSTS

As at December 31, ($CAD millions)	2018	2017
Proved oil and gas properties	$10,776	$10,636
Unproved oil and gas properties	—	—

Total capitalized costs	10,776	10,636
Accumulated depletion and depreciation	(8,202)	(7,817)

Net capitalized costs	$2,574	$2,819

Costs Incurred

COSTS INCURRED

For the years ended December 31, ($CAD millions)	2018	2017
Property acquisition (disposition) costs (1)
Proved oil and gas properties—acquisitions	$1	$6
Proved oil and gas properties—dispositions	(14)	(116)
Unproved oil and gas properties	2	3
Exploration costs (2)	—	2
Development costs (3)	165	184
Joint venture, carried capital	—	(50)

Capital expenditures	154	29
Corporate acquisitions	—	—

Total expenditures	$154	$29

(1)	Acquisitions are net of disposition of properties.
(2)	Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)	Includes equipping and facilities capital expenditures.

Standardized Measure of Discounted Future Net Cash Flows

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2018	2017
Future cash inflows	$3,886	$3,384
Future production costs	(1,769)	(1,625)
Future development costs	(469)	(302)

Undiscounted pre-tax cash flows	1,648	1,457
Deferred income taxes (1)	—	—

Future net cash flows	1,648	1,457
Less 10% annual discount factor	(822)	(661)

Standardized measure of discounted future net cash flows	$826	$796

(1)	Obsidian Energy is currently not cash taxable.

Standardized Measure of Discounted Future Net Cash Flow Changes

STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW CHANGES

For the years ended December 31, ($CAD millions)	2018	2017
Standardized measure of discounted future net cash flows at beginning of year	$796	$631
Oil and gas sales during period net of production costs and royalties (1)	(193)	(213)
Changes due to prices (2)	82	481
Development costs during the period (3)	168	141
Changes in forecast development costs (4)	(309)	(202)
Changes resulting from extensions, infills and improved recovery (5)	8	73
Changes resulting from discoveries (2)	—	1
Changes resulting from acquisitions of reserves (5)	—	—
Changes resulting from dispositions of reserves (5)	(5)	(71)
Accretion of discount (6)	80	63
Net change in income tax (7)	—	—
Changes resulting from other changes and technical reserves revisions plus effects on timing (8)	201	(109)

Standardized measure of discounted future net cash flows at end of year	$826	$796

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.